Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Feb. 23, 2022	Feb. 07, 2022	Jan. 01, 2022	Feb. 17, 2022
Subsequent Events (Details) [Line Items]
Contribution of employees compensation percentage			100.00%
Termination fee (in Dollars)		$ 300,000
Aggregate shares of common stock				2,222,222
Offering expenses (in Dollars)	$ 17,200,000
Issued to boustead warrants to purchase	111,111
Warrants exercisable price (in Dollars per share)	$ 10.35
Converted shares of common stock	5,626,365
Shares of common stock	1,600,000
Annual compensation (in Dollars)	$ 1,400,000
Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock, price (in Dollars per share)				$ 9
Common stock authorized	250,000,000
Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Preferred stock authorized	10,000,000